Cover	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	NEWTEKONE, INC.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01035
Entity Tax Identification Number	46-3755188
Entity Address, Address Line One	4800 T Rex Avenue
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	212
Local Phone Number	356-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001587987
Common Stock, par value $0.02 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.02 per share
Trading Symbol	NEWT
Security Exchange Name	NASDAQ
Eight Point Zero Percent Notes due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.00% Notes due 2028
Trading Symbol	NEWTI
Security Exchange Name	NASDAQ
Eight Point Five Percent Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	8.50% Notes due 2029
Trading Symbol	NEWTG
Security Exchange Name	NASDAQ
Eight Point Six Two Five Percent Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	8.625% Notes due 2029
Trading Symbol	NEWTH
Security Exchange Name	NASDAQ
Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 8.500% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	NEWTP
Security Exchange Name	NASDAQ
Eight Point Five Percent Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	8.50% Notes due 2031
Trading Symbol	NEWTO
Security Exchange Name	NASDAQ